Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2017
Junior Subordinated Deferrable Interest Debentures [Abstract]
Junior Subordinated Deferrable Interest Debentures

NOTE 10 - JUNIOR SUBORDINATED DEFERRABLE INTEREST DEBENTURES

The Corporation has formed and invested $300,000 in a business trust, United (OH) Statutory Trust (United Trust) which is not consolidated by the Corporation.  United Trust issued $10,000,000 of trust preferred securities, which are guaranteed by the Corporation, and are subject to mandatory redemption upon payment of the debentures.  United Trust used the proceeds from the issuance of the trust preferred securities, as well as the Corporation’s capital investment, to purchase $10,300,000 of junior subordinated deferrable interest debentures issued by the Corporation.  The debentures have a stated maturity date of March 26, 2033.  As of March 26, 2008, and quarterly thereafter, the debentures may be shortened at the Corporation’s option.  Interest is at a floating rate adjustable quarterly and equal to 315 basis points over the 3-month LIBOR amounting to 4.82% at December 31, 2017, 4.15% at December 31, 2016, and 3.57% at December 31, 2015, with interest payable quarterly.  The Corporation has the right, subject to events in default, to defer payments of interest on the debentures by extending the interest payment period for a period not exceeding 20 consecutive quarterly periods.

The Corporation assumed $3,093,000 of trust preferred securities from the OSB acquisition with $3,000,000 of the liability  guaranteed by the Corporation, and the remaining $93,000 secured by an investment in the trust preferred securities.  The trust preferred securities have a carrying value of $2,540,000 at December 31, 2017 and $2,506,000 at December 31, 2016.  The difference between the principal owed and the carrying value is due to the below-market interest rate on the debentures.  The debentures have a stated maturity date of April 23, 2034.  Interest is at a floating rate adjustable quarterly and equal to 285 basis points over the 3-month LIBOR amounting to 4.21% at December 31, 2017 and 3.73% at December 31, 2016.

Interest expense on the debentures amounted to $596,000 in 2017, $496,000 in 2016, and $446,000 in 2015, and is included in interest expense-borrowings in the accompanying consolidated statements of income.

Each issue of the trust preferred securities carries an interest rate identical to that of the related debenture.  The securities have been structured to qualify as Tier I capital for regulatory purposes and the dividends paid on such are tax deductible.  However, the securities cannot be used to constitute more than 25% of the Corporation’s Tier I capital inclusive of these securities under Federal Reserve Board guidelines.